Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Schedule Representing Cash and Cash Equivalents

	2020 £m	2019 £m

Cash and bank balances	2,940	2,256

Cash equivalents	199	270

	3,139	2,526

Summary of Cash and Cash Equivalents Denominated in the Functional Currency of the Subsidiary Undertaking or Other Currencies

Cash and cash equivalents are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	2020 £m	2019 £m

Functional currency	2,597	2,199

US dollar	197	127

Euro	170	64

Other currencies	175	136

	3,139	2,526

Summary of Net Cash and Cash Equivalents Shown After Deducting Bank Overdrafts and Accrued Interest

In the Group cash flow statement, net cash and cash equivalents are shown after deducting bank overdrafts and accrued interest where applicable, as follows:

	2020 £m	2019 £m

Cash and cash equivalents as above	3,139	2,526

Less overdrafts and accrued interest	(251)	(491)

Net cash and cash equivalents	2,888	2,035